Consolidated Statements Of Changes In Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Comprehensive income (loss):
Common Stock, Dividends, Per Share, Cash Paid	$ 0.25	$ 0.25